Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals			¥ 317,282	¥ 102,717
Advances from customers			24,748	18,388	¥ 25,148
Outsourced labor cost payable			63,136	47,154
Salary and welfare payable			90,895	77,172
Professional fee accruals			10,994	7,461
Marketing expenses accruals			26,504	42,689
Other tax payable			5,003	8,189
Sales return accrual			6,898	3,733
Loss provision for accidental fire	[1]		21,275	0
Others			14,387	15,165
Accrued expenses and other current liabilities		$ 83,473	¥ 581,122	¥ 322,668

[1]	Loss provision for accidental fire represents potential compensation to brand partners for damaged goods owned by them and under the Group's warehousing and fulfillment services, and legal and other expenses relating to an accidental fire that occurred at a third-party warehouse in Shanghai on October 29, 2019.